COLONIAL CALIFORNIA TAX-EXEMPT FUND

                      COLONIAL CONNECTICUT TAX-EXEMPT FUND

                        COLONIAL FLORIDA TAX-EXEMPT FUND

                     COLONIAL MASSACHUSETTS TAX-EXEMPT FUND

                        COLONIAL MICHIGAN TAX-EXEMPT FUND

                       COLONIAL MINNESOTA TAX-EXEMPT FUND

                        COLONIAL NEW YORK TAX-EXEMPT FUND

                     COLONIAL NORTH CAROLINA TAX-EXEMPT FUND

                          COLONIAL OHIO TAX-EXEMPT FUND

                             CLASS A, B AND C SHARES

                      SUPPLEMENT TO PROSPECTUS DATED JUNE 1, 2000
          (REPLACING SUPPLEMENTS DATED JUNE 23, 2000 AND AUGUST 1, 2000)

Effective July 14, 2000, each Fund changed its name as follows: Colonial California Tax-Exempt Fund changed its name to "Liberty California Tax-Exempt Fund", Colonial Connecticut Tax-Exempt Fund changed its name to "Liberty Connecticut Tax-Exempt Fund", Colonial Florida Tax-Exempt Fund changed its name to "Liberty Florida Tax-Exempt Fund", Colonial Massachusetts Tax-Exempt Fund changed its name to "Liberty Massachusetts Tax-Exempt Fund", Colonial Michigan Tax-Exempt Fund changed its name to "Liberty Michigan Tax-Exempt Fund", Colonial Minnesota Tax-Exempt Fund changed its name to "Liberty Minnesota Tax-Exempt Fund", Colonial New York Tax-Exempt Fund changed its name to "Liberty New York Tax-Exempt Fund", Colonial North Carolina Tax-Exempt Fund changed its name to "Liberty North Carolina Tax-Exempt Fund" and Colonial Ohio Tax-Exempt Fund changed its name to "Liberty Ohio Tax-Exempt Fund."

Effective August 1, 2000, the Class A contingent deferred sales charge (CDSC) and the commission schedule on purchases over $1 million changed as follows:

The footnote to the table "Class A Sales Charges" under the sub-caption SALES CHARGES under the section YOUR ACCOUNT is revised as follows:

Class A shares bought without an initial sales charge in accounts aggregating $1 million to $25 million at the time of purchase are subject to a 1% CDSC if the shares are sold within 18 months of the time of purchase. Subsequent Class A purchases that bring your account value above $1 million are subject to a CDSC if redeemed within 18 months of the date of purchase. The 18 month period begins on the first day of the month following each purchase. The contingent deferred sales charge does not apply to retirement plans purchased through a fee-based program.

The following replaces the table called "Purchases Over $1 Million" under the sub-caption SALES CHARGES under the section YOUR ACCOUNT:

AMOUNT PURCHASED                         COMMISSION %
First $3 million                            1.00
$3 million to less than $5 million          0.80
$5 million to less than $25 million         0.50
$25 million or more                         0.25*

* Paid over 12 months but only to the extent the shares remain outstanding.

For Class A share purchases by participants in certain group retirement plans offered through a fee-based program, financial advisors receive a 1% commission from the distributor on all purchases of less than $3 million.

[SIDE BAR]
UNDERSTANDING EXPENSES

SALES CHARGES are paid directly by shareholders to Liberty Funds Distributor, Inc., the Fund's distributor.

ANNUAL FUND OPERATING EXPENSES are deducted from the Fund. They include management fees, 12b-1 fees and administrative costs including pricing and custody services.

EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

o $10,000 initial investment

o 5% total return for each year

o Fund operating expenses remain
  the same

o Assumes reinvestment of all dividends and distributions

o Assumes Class B shares convert to Class A shares after eight years

[END SIDE BAR]


The Annual Fund Operating Expenses tables and the Example Expenses tables under the section YOUR EXPENSES are revised in their entirety as follows:



                             LIBERTY CALIFORNIA TAX-EXEMPT FUND


ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)

                                                     CLASS A     CLASS B     CLASS C
Management fee (%)                                     0.50        0.50        0.50
--------------------------------------------------- ----------- ----------- -----------
Distribution and service (12b-1) fees (*) (%)          0.18        0.93        0.93(**)
--------------------------------------------------- ----------- ----------- -----------
Other expenses (%)                                     0.24        0.24        0.24
--------------------------------------------------- ----------- ----------- -----------
Total annual fund operating expenses (%)               0.92        1.67        1.67(**)


[FN]

(*) The annual service fee portion of the 12b-1 fee may equal up to 0.10% on net assets attributable to shares issued prior to December 1, 1994 and 0.25% on net assets attributable to shares issued thereafter. This arrangement results in a rate of service fee that is a blend between the 0.10% and 0.25% rates.

(**)The Fund's distributor has voluntarily agreed to waive a portion of the 12b-1 fee for Class C shares. As a result, the actual 12b-1 fee for Class C shares would be 0.63% and the total annual fund operating expenses for Class C shares would be 1.37%. This arrangement may be modified or terminated by the distributor at any time.


EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)

CLASS                                    1 YEAR      3 YEARS     5 YEARS     10 YEARS
Class A                                   $564        $754       $ 960       $1,553
 --------------------------------------- ---------- ----------- ----------- -----------
Class B: did not sell your shares         $170        $526       $ 907       $1,777

         sold all your shares at
         the end of the period            $670        $826       $1,107      $1,777
--------------------------------------- ---------- ----------- ----------- -----------
Class C: did not sell your shares         $170        $526       $ 907       $1,976

         sold all your shares at
         the end of the period            $270        $526       $ 907       $1,976


[SIDE BAR]
UNDERSTANDING EXPENSES

SALES CHARGES are paid directly by shareholders to Liberty Funds Distributor, Inc., the Fund's distributor.

ANNUAL FUND OPERATING EXPENSES are deducted from the Fund. They include management fees, 12b-1 fees and administrative costs including pricing and custody services.

EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

o $10,000 initial investment

o 5% total return for each year

o Fund operating expenses remain
  the same

o Assumes reinvestment of all dividends and distributions

o Assumes Class B shares convert to Class A shares after eight years

[END SIDE BAR]


                         LIBERTY CONNECTICUT TAX-EXEMPT FUND


ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)

                                                     CLASS A     CLASS B      CLASS C
Management fee (*) (%)                                 0.50        0.50        0.50
--------------------------------------------------- ----------- ----------- -----------
Distribution and service (12b-1) fees (**) (%)         0.19        0.94        0.94(***)
--------------------------------------------------- ----------- ----------- -----------
Other expenses (%)                                     0.25        0.25        0.25
--------------------------------------------------- ----------- ----------- -----------
Total annual fund operating expenses (*) (%)           0.94        1.69        1.69(***)

[FN]

(*) The Fund's advisor has voluntarily agreed to waive advisory fees and reimburse the Fund for certain expenses so that the total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 0.60%. As a result, the actual management fee for each share class would be 0.35% and total annual fund operating expenses for Class A, B and C shares would be 0.79%, 1.54% and 1.24%, respectively. This arrangement may be modified or terminated by the advisor at any time.

(**)The annual service fee portion of the 12b-1 fee may equal up to 0.10% on net assets attributable to shares issued prior to December 1, 1994 and 0.25% on net assets attributable to shares issued thereafter. This arrangement results in a rate of service fee that is a blend between the 0.10% and 0.25% rates.

(***)The Fund's distributor has voluntarily agreed to waive a portion of the 12b-1 fee for Class C shares. As a result, the actual 12b-1 fee for Class C shares would be 0.64% and the total annual fund operating expenses for Class C shares would be 1.24%. This arrangement may be modified or terminated by the distributor at any time.


EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)

CLASS                                    1 YEAR      3 YEARS     5 YEARS     10 YEARS
Class A                                   $566        $760       $ 970       $1,575
--------------------------------------- ---------- ----------- ----------- -----------
Class B: did not sell your shares         $172        $533       $ 918       $1,799

         sold all your shares at
         the end of the period            $672        $833       $1,118      $1,799
--------------------------------------- ---------- ----------- ----------- -----------
Class C: did not sell your shares         $172        $533       $ 918       $1,998

         sold all your shares at
         the end of the period            $272        $533       $ 918       $1,998


[SIDE BAR]
UNDERSTANDING EXPENSES

SALES CHARGES are paid directly by shareholders to Liberty Funds Distributor, Inc., the Fund's distributor.

ANNUAL FUND OPERATING EXPENSES are deducted from the Fund. They include management fees, 12b-1 fees and administrative costs including pricing and custody services.

EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

o $10,000 initial investment

o 5% total return for each year

o Fund operating expenses remain
  the same

o Assumes reinvestment of all dividends and distributions

o Assumes Class B shares convert to Class A shares after eight years

[END SIDE BAR]


                           LIBERTY FLORIDA TAX-EXEMPT FUND


ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)

                                                      CLASS A     CLASS B     CLASS C
Management fee (*) (%)                                 0.50        0.50        0.50
--------------------------------------------------- ----------- ----------- -----------
Distribution and service (12b-1) fees (**) (%)         0.19        0.94        0.94(***)
--------------------------------------------------- ----------- ----------- -----------
Other expenses (%)                                     0.34        0.34        0.34
--------------------------------------------------- ----------- ----------- -----------
Total annual fund operating expenses (*) (%)           1.03        1.78        1.78(***)

[FN]

(*) The Fund's advisor has voluntarily agreed to waive advisory fees and reimburse the Fund for certain expenses so that the total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 0.75%. As a result, the actual management fee for each share class would be 0.41% and total annual fund operating expenses for Class A, B and C shares would be 0.94%, 1.69% and 1.39%, respectively. This arrangement may be modified or terminated by the advisor at any time.

(**)The annual service fee portion of the 12b-1 fee may equal up to 0.10% on net assets attributable to shares issued prior to December 1, 1994 and 0.25% on net assets attributable to shares issued thereafter. This arrangement results in a rate of service fee that is a blend between the 0.10% and 0.25% rates.

(***) The Fund's distributor has voluntarily agreed to waive a portion of the 12b-1 fee for Class C shares. As a result, the actual 12b-1 fee for Class C shares would be 0.64% and the total annual fund operating expenses for Class C shares would be 1.39%. This arrangement may be modified or terminated by the distributor at any time.


EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)

CLASS                                    1 YEAR     3 YEARS     5 YEARS     10 YEARS
Class A                                   $575        $787       $1,017      $1,675
--------------------------------------- ---------- ----------- ----------- -----------
Class B: did not sell your shares         $181        $560       $ 964       $1,897

         sold all your shares at
         the end of the period            $681        $860       $1,164      $1,897
--------------------------------------- ---------- ----------- ----------- -----------
Class C: did not sell your shares         $181        $560       $ 964       $2,095

         sold all your shares at
         the end of the period            $281        $560       $ 964       $2,095

[SIDE BAR]
UNDERSTANDING EXPENSES

SALES CHARGES are paid directly by shareholders to Liberty Funds Distributor, Inc., the Fund's distributor.

ANNUAL FUND OPERATING EXPENSES are deducted from the Fund. They include management fees, 12b-1 fees and administrative costs including pricing and custody services.

EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

o $10,000 initial investment

o 5% total return for each year

o Fund operating expenses remain
  the same

o Assumes reinvestment of all dividends and distributions

o Assumes Class B shares convert to Class A shares after eight years

[END SIDE BAR]


                       LIBERTY MASSACHUSETTS TAX-EXEMPT FUND


ANNUAL FUND OPERATING EXPENSES(DEDUCTED DIRECTLY FROM FUND ASSETS)

                                                      CLASS A     CLASS B     CLASS C
Management fee (*) (%)                                 0.50        0.50        0.50
--------------------------------------------------- ----------- ----------- -----------
Distribution and service (12b-1) fees (**) (%)         0.18        0.93        0.93(***)
--------------------------------------------------- ----------- ----------- -----------
Other expenses (%)                                     0.27        0.27        0.27
--------------------------------------------------- ----------- ----------- -----------
Total annual fund operating expenses (*) (%)           0.95        1.70        1.70(***)

[FN]

(*) The Fund's advisor has voluntarily agreed to waive advisory fees and reimburse the Fund for certain expenses so that the total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 0.75%. As a result, the actual management fee for each share class would be 0.48% and total annual fund operating expenses for Class A, B and C shares would be 0.93%, 1.68% and 1.38%, respectively. This arrangement may be modified or terminated by the advisor at any time.

(**)The annual service fee portion of the 12b-1 fee may equal up to 0.10% on net assets attributable to shares issued prior to December 1, 1994 and 0.25% on net assets attributable to shares issued thereafter. This arrangement results in a rate of service fee that is a blend between the 0.10% and 0.25% rates.

(***) The Fund's distributor has voluntarily agreed to waive a portion of the 12b-1 fee for Class C shares. As a result, the actual 12b-1 fee for Class C shares would be 0.63% and the total annual fund operating expenses for Class C shares would be 1.38%. This arrangement may be modified or terminated by the distributor at any time.



EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)

CLASS                                     1 YEAR     3 YEARS     5 YEARS     10 YEARS
Class A                                   $567        $763       $ 976       $1,586
--------------------------------------- ---------- ----------- ----------- -----------
Class B: did not sell your shares         $173        $536       $ 923       $1,810

         sold all your shares at
         the end of the period            $673        $836       $1,123      $1,810
--------------------------------------- ---------- ----------- ----------- -----------
Class C: did not sell your shares         $173        $536       $ 923       $2,009

         sold all your shares at
         the end of the period            $273        $536       $ 923       $2,009

[SIDE BAR]
UNDERSTANDING EXPENSES

SALES CHARGES are paid directly by shareholders to Liberty Funds Distributor, Inc., the Fund's distributor.

ANNUAL FUND OPERATING EXPENSES are deducted from the Fund. They include management fees, 12b-1 fees and administrative costs including pricing and custody services.

EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

o $10,000 initial investment

o 5% total return for each year

o Fund operating expenses remain
  the same

o Assumes reinvestment of all dividends and distributions

o Assumes Class B shares convert to Class A shares after eight years

[END SIDE BAR]


                           LIBERTY MICHIGAN TAX-EXEMPT FUND


ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)

                                                      CLASS A     CLASS B     CLASS C
Management fee (%)                                     0.50        0.50        0.50
--------------------------------------------------- ----------- ----------- -----------
Distribution and service (12b-1) fees (*) (%)          0.18        0.93        0.93(**)
--------------------------------------------------- ----------- ----------- -----------
Other expenses (%)                                     0.36        0.36        0.36
--------------------------------------------------- ----------- ----------- -----------
Total annual fund operating expenses (%)               1.04        1.79        1.79(**)

[FN]

(*) The annual service fee portion of the 12b-1 fee may equal up to 0.10% on net assets attributable to shares issued prior to December 1, 1994 and 0.25% on net assets attributable to shares issued thereafter. This arrangement results in a rate of service fee that is a blend between the 0.10% and 0.25% rates.

(**)The Fund's distributor has voluntarily agreed to waive a portion of the 12b-1 fee for Class C shares. As a result, the actual 12b-1 fee for Class C shares would be 0.63% and the total annual fund operating expenses for Class C shares would be 1.49%. This arrangement may be modified or terminated by the distributor at any time.



EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)

CLASS                                    1 YEAR     3 YEARS     5 YEARS     10 YEARS
Class A                                   $576        $790       $1,022      $1,686
--------------------------------------- ---------- ----------- ----------- -----------
Class B: did not sell your shares         $182        $563       $ 970       $1,908

         sold all your shares at
         the end of the period            $682        $863       $1,170      $1,908
 --------------------------------------- ---------- ----------- ----------- -----------
Class C: did not sell your shares         $182        $563       $ 970       $2,105

         sold all your shares at
         the end of the period            $282        $563       $ 970       $2,105


[SIDE BAR]
UNDERSTANDING EXPENSES

SALES CHARGES are paid directly by shareholders to Liberty Funds Distributor, Inc., the Fund's distributor.

ANNUAL FUND OPERATING EXPENSES are deducted from the Fund. They include management fees, 12b-1 fees and administrative costs including pricing and custody services.

EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

o $10,000 initial investment

o 5% total return for each year

o Fund operating expenses remain
  the same

o Assumes reinvestment of all dividends and distributions

o Assumes Class B shares convert to Class A shares after eight years

[END SIDE BAR]



                            LIBERTY MINNESOTA TAX-EXEMPT FUND


ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)

                                                      CLASS A     CLASS B     CLASS C
Management fee (%)                                     0.50        0.50        0.50
--------------------------------------------------- ----------- ----------- -----------
Distribution and service (12b-1) fees (*) (%)          0.19        0.94        0.94(**)
--------------------------------------------------- ----------- ----------- -----------
Other expenses (%)                                     0.37        0.37        0.37
--------------------------------------------------- ----------- ----------- -----------
Total annual fund operating expenses (%)               1.06        1.81        1.81(**)

[FN]

(*) The annual service fee portion of the 12b-1 fee may equal up to 0.10% on net assets attributable to shares issued prior to December 1, 1994 and 0.25% on net assets attributable to shares issued thereafter. This arrangement results in a rate of service fee that is a blend between the 0.10% and 0.25% rates.

(**)The Fund's distributor has voluntarily agreed to waive a portion of the 12b-1 fee for Class C shares. As a result, the actual 12b-1 fee for Class C shares would be 0.64% and total annual fund operating expenses for Class C shares would be 1.51%. This arrangement may be modified or terminated by the distributor at any time.



EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)

CLASS                                    1 YEAR     3 YEARS     5 YEARS     10 YEARS
Class A                                   $578        $796       $1,032      $1,708
--------------------------------------- ---------- ----------- ----------- -----------
Class B: did not sell your shares         $184        $569       $ 980       $1,930

         sold all your shares at
         the end of the period            $684        $869       $1,180      $1,930
--------------------------------------- ---------- ----------- ----------- -----------
Class C: did not sell your shares         $184        $569       $ 980       $2,127

         sold all your shares at
         the end of the period            $284        $569       $ 980       $2,127

[SIDE BAR]
UNDERSTANDING EXPENSES

SALES CHARGES are paid directly by shareholders to Liberty Funds Distributor, Inc., the Fund's distributor.

ANNUAL FUND OPERATING EXPENSES are deducted from the Fund. They include management fees, 12b-1 fees and administrative costs including pricing and custody services.

EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

o $10,000 initial investment

o 5% total return for each year

o Fund operating expenses remain
  the same

o Assumes reinvestment of all dividends and distributions

o Assumes Class B shares convert to Class A shares after eight years

[END SIDE BAR]

                             LIBERTY NEW YORK TAX-EXEMPT FUND


ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)

                                                      CLASS A     CLASS B     CLASS C
Management fee (*) (%)                                 0.50        0.50        0.50
--------------------------------------------------- ----------- ----------- -----------
Distribution and service (12b-1) fees (**) (%)         0.19        0.94        0.94(***)
--------------------------------------------------- ----------- ----------- -----------
Other expenses (%)                                     0.28        0.28        0.28
--------------------------------------------------- ----------- ----------- -----------
Total annual fund operating expenses (*) (%)           0.97        1.72        1.72(***)

[FN]

(*) The Fund's advisor has voluntarily agreed to waive advisory fees and reimburse the Fund for certain expenses so that the total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 0.60%. As a result, the actual management fee for each share class would be 0.32% and total annual fund operating expenses for Class A, B and C shares would be 0.79%, 1.54% and 1.24%, respectively. This arrangement may be modified or terminated by the advisor at any time.

(**)The annual service fee portion of the 12b-1 fee may equal up to 0.10% on net assets attributable to shares issued prior to December 1, 1994 and 0.25% on net assets attributable to shares issued thereafter. This arrangement results in a rate of service fee that is a blend between the 0.10% and 0.25% rates.

(***) The Fund's distributor has voluntarily agreed to waive a portion of the 12b-1 fee for Class C shares. As a result, the actual 12b-1 fee for Class C shares would be 0.64% and the total annual fund operating expenses for Class C shares would be 1.24%. This arrangement may be modified or terminated by the distributor at any time.



EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)

CLASS                                    1 YEAR     3 YEARS     5 YEARS     10 YEARS
Class A                                   $569        $769       $ 986       $1,608
--------------------------------------- ---------- ----------- ----------- -----------
Class B: did not sell your shares         $175        $542       $ 933       $1,831

         sold all your shares at
         the end of the period            $675        $842       $1,133      $1,831
--------------------------------------- ---------- ----------- ----------- -----------
Class C: did not sell your shares         $175        $542       $ 933       $2,030

         sold all your shares at
         the end of the period            $275        $542       $ 933       $2,030


[SIDE BAR]
UNDERSTANDING EXPENSES

SALES CHARGES are paid directly by shareholders to Liberty Funds Distributor, Inc., the Fund's distributor.

ANNUAL FUND OPERATING EXPENSES are deducted from the Fund. They include management fees, 12b-1 fees and administrative costs including pricing and custody services.

EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

o $10,000 initial investment

o 5% total return for each year

o Fund operating expenses remain
  the same

o Assumes reinvestment of all dividends and distributions

o Assumes Class B shares convert to Class A shares after eight years

[END SIDE BAR]

                        LIBERTY NORTH CAROLINA TAX-EXEMPT FUND



ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)

                                                      CLASS A     CLASS B     CLASS C
Management fee (%)                                     0.50        0.50        0.50
--------------------------------------------------- ----------- ----------- -----------
Distribution and service (12b-1) fees (*) (%)          0.19        0.94        0.94(**)
--------------------------------------------------- ----------- ----------- -----------
Other expenses (%)                                     0.43        0.43        0.43
--------------------------------------------------- ----------- ----------- -----------
Total annual fund operating expenses (%)               1.12        1.87        1.87(**)

[FN]

(*) The annual service fee portion of the 12b-1 fee may equal up to 0.10% on net assets attributable to shares issued prior to December 1, 1994 and 0.25% on net assets attributable to shares issued thereafter. This arrangement results in a rate of service fee that is a blend between the 0.10% and 0.25% rates.

(**)The Fund's distributor has voluntarily agreed to waive a portion of the 12b-1 fee for Class C shares. As a result, the actual 12b-1 fee for Class C shares would be 0.64% and the total annual fund operating expenses for Class C shares would be 1.57%. This arrangement may be modified or terminated by the distributor at any time.



EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)

CLASS                                     1 YEAR     3 YEARS     5 YEARS     10 YEARS
Class A                                   $584        $814       $1,063      $1,773
--------------------------------------- ---------- ----------- ----------- -----------
Class B: did not sell your shares         $190        $588       $1,011      $1,995

         sold all your shares at
         the end of the period            $690        $888       $1,211      $1,995
--------------------------------------- ---------- ----------- ----------- -----------
Class C: did not sell your shares         $190        $588       $1,011      $2,190

         sold all your shares at
         the end of the period            $290        $588       $1,011      $2,190


[SIDE BAR]
UNDERSTANDING EXPENSES

SALES CHARGES are paid directly by shareholders to Liberty Funds Distributor, Inc., the Fund's distributor.

ANNUAL FUND OPERATING EXPENSES are deducted from the Fund. They include management fees, 12b-1 fees and administrative costs including pricing and custody services.

EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

o $10,000 initial investment

o 5% total return for each year

o Fund operating expenses remain
  the same

o Assumes reinvestment of all dividends and distributions

o Assumes Class B shares convert to Class A shares after eight years

[END SIDE BAR]

                             LIBERTY OHIO TAX-EXEMPT FUND



ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)

                                                      CLASS A     CLASS B     CLASS C
Management fee (%)                                     0.50        0.50        0.50
--------------------------------------------------- ----------- ----------- -----------
Distribution and service (12b-1) fees (*) (%)          0.17         0.92       0.92(**)
--------------------------------------------------- ----------- ----------- -----------
Other expenses (%)                                     0.29        0.29        0.29
--------------------------------------------------- ----------- ----------- -----------
Total annual fund operating expenses (%)               0.96         1.71       1.71(**)

[FN]

(*) The annual service fee portion of the 12b-1 fee may equal up to 0.10 on net assets attributable to shares issued prior to December 1, 1994 and 0.25% on net assets attributable to shares issued thereafter. This arrangement results in a rate of service fee that is a blend between the 0.10% and 0.25% rates.

(**)The Fund's distributor has voluntarily agreed to waive a portion of the 12b-1 fee for Class C shares. As a result, the actual 12b-1 fee for Class C shares would be 0.62% and the total annual fund operating expenses for Class C shares would be 1.41%. This arrangement may be modified or terminated by the distributor at any time.



EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)

CLASS                                    1 YEAR     3 YEARS     5 YEARS     10 YEARS
Class A                                   $568        $766       $ 981       $1,597
 --------------------------------------- ---------- ----------- ----------- -----------
Class B: did not sell your shares         $174        $539       $ 928       $1,821

         sold all your shares at
         the end of the period            $674        $839       $1,128      $1,821
 --------------------------------------- ---------- ----------- ----------- -----------
Class C: did not sell your shares         $174        $539       $ 928       $2,019

         sold all your shares at
         the end of the period            $274        $539       $ 928       $2,019


The section DISTRIBUTION AND SERVICE FEES is revised in its entirety as follows:

DISTRIBUTION AND SERVICE FEES
--------------------------------------------------------------------------------

Each Fund has adopted a plan under Rule 12b-1 that permits it to pay the Funds' distributor marketing and other fees to support the sale and distribution of Class A, B and C shares and certain services provided to you by your financial advisor. The annual service fee is calculated by adding (1) 0.10% of the net assets attributable to shares issued prior to November 30, 1994 and (2) 0.25% on net assets attributable to shares issued thereafter. This arrangement results in a rate of service fee payable by the Funds that is a blend between the 0.10% and 0.25% rates. For the fiscal year ended January 31, 2000, each Fund's service fee was the following percentage of each Fund's average net assets: California Tax-Exempt Fund 0.18%; Connecticut Tax-Exempt Fund 0.19%; Florida Tax-Exempt Fund 0.19%; Massachusetts Tax-Exempt Fund 0.18%; Michigan Tax-Exempt Fund 0.18%; Minnesota Tax-Exempt Fund 0.19%; New York Tax-Exempt Fund 0.19%; North Carolina Tax-Exempt Fund, 0.19%; and Ohio Tax-Exempt Fund 0.17%. The annual distribution fee may equal up to 0.75% for each of Class B and Class C shares. Distribution and service fees are paid out of the assets of these classes. The distributor has voluntarily agreed to waive a portion of each Fund's Class C share distribution fee so that it does not exceed 0.45% annually. Over time, these fees may reduce the return on your investment and may cost you more than paying other types of sales charges. Class B shares automatically convert to Class A shares after a certain number of years, eliminating the distribution fee upon conversion. Conversion may occur three, four or eight years after purchase, depending on the program you purchased your shares under. See "Your Account; Sales Charges" in the Prospectus for the conversion schedule applicable to Class B shares.

721-36/618C-0800                                              September 12, 2000